SHARE CAPITAL (Details Narrative) - USD ($)										1 Months Ended								2 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Aug. 06, 2017	Jul. 06, 2017	Jun. 19, 2017	Dec. 11, 2015	Jan. 15, 2015	Dec. 15, 2014	Dec. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	May 31, 2018	Jan. 31, 2018	Jun. 30, 2017	Nov. 30, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Nov. 30, 2020	Oct. 31, 2020	Apr. 30, 2018	Sep. 16, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized										100,000,000									600,000,000			600,000,000			600,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.10					$ 0.001	$ 0.001	$ 0.001			$ 0.001						$ 0.001			$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized										1,000,000									10,000,000			10,000,000			10,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.001									$ 0.001			$ 0.001			$ 0.001	$ 0.001
Stock Issued During Period, Shares, Issued for Services									6,000,000	1,500,000		9,700,000				300,000									2,700,000
Shares Issued, Price Per Share							$ 0.01		$ 0.001			$ 0.22				$ 0.50	$ 0.50							$ 0.22	$ 0.008
Stock Issued During Period, Value, Issued for Services									$ 6,000							$ 180,000									$ 375,000
Stock Issued During Period, Shares, Purchase of Assets								3,000,000
Finite-Lived Intangible Assets, Net								$ 50,000
Stock Issued During Period, Value, Purchase of Assets																									$ 24,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						500,000						50,000		175,000										50,000						2,500,000								50,000	2,500.000		2,405,000
Stock Redeemed or Called During Period, Shares						9,000,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture						17,421,000											2,800,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																	$ 1,400,000
Shares, Issued																									250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50				$ 1.00									$ 0.26			$ 0.26			$ 0.26	$ 1.00												$ 1.00	$ 0.10	$ 0.50	$ 1.00
Stock Issued During Period, Shares, New Issues												11,000,000	50,000	400,000		466,667		1,650,000							17,275,871
Debt Instrument, Unamortized Discount										$ 370,584	$ 86,000	$ 819,500		$ 57,467				$ 86,000						$ 819,500	$ 777,610	$ 370,584
Interest Expense																			$ 569,891		$ 416,287	$ 1,118,143	$ 826,586		$ 2,292,957	1,601,851
Professional Fees										$ 330,000		3,432,000
Prepaid Expense												$ 675,750		$ 160,000		$ 31,251								$ 675,750
Warrants and Rights Outstanding, Term						5 years																			5 years														5 years		3 years
Interest Expense																									$ 1,411,203
Number of common stock issued upon conversion of debt																									9,700,000
Value of common stock issued upon conversion of debt																									$ 1,651,900
Loss on extinguishment of debt																			$ 638,148			$ 638,148	$ 850,317		$ 916,204
Common stock, shares outstanding										43,062,058															72,808,058	43,062,058
Bridge Loan			$ 1,000,000
Warrants issued to purchase of common stock			2,000,000																1			1										1		1		1	1
Debt, Current	$ 151,688
Repayments of Short-term Debt	$ 50,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 100,688																											$ 2,340,529
Preferred Units, Issued																			7,143			7,143										5,000		28,572		5,000	10,000
Preferred units per shares																			$ 7			$ 7										$ 7		$ 7		$ 7	$ 7
Preferred Stock, Shares Issued										0									319,659			319,659			0	0
Class of Warrant or Right, Outstanding																			37,240,900			37,240,900			3,395,000			2,245,000				500,000		2,857,200		500,000	1,000,000
Common stock, shares outstanding																			96,027,242			96,027,242			72,807,929
Preferred Stock, Shares Outstanding										0									319,659			319,659			0	0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																			7,143			7,143										5,000		28,572		5,000	10,000
Short Term Loan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Face value of short term notes																									$ 1,080,000
Short Term Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Unamortized Discount																									$ 1,881,761
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 0.10				$ 0.10	$ 0.10
Warrants issued to purchase of common stock																															1				1	1
Preferred Units, Issued																															16,000				57,143	42,658
Preferred units per shares																															$ 7				$ 7	$ 7
Class of Warrant or Right, Outstanding																															1,600,000				5,714,300	4,265,800
Convertible Debt [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																															16,000				57,143	42,658
Convertible Debt One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 0.10		$ 0.10		$ 0.10
Warrants issued to purchase of common stock																															1		1		1
Preferred Units, Issued																															8,000		50,000		75,143
Preferred units per shares																															$ 7		$ 7		$ 7
Class of Warrant or Right, Outstanding																															800,000		5,000,000		7,514,300
Convertible Debt One [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																															8,000		50,000		75,143
Thirty Day Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.01
Warrants and Rights Outstanding														$ 160,000
Share-based Payment Arrangement, Expense																											$ 160,000
Stock Issued During Period, Shares, New Issues																									250,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											$ 0.30	$ 0.95		$ 0.76				$ 0.30						$ 0.95
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											$ 0.22	$ 0.30		$ 0.65				$ 0.22						$ 0.30
Professional Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services															166,667	166,667
Shares Issued, Price Per Share																$ 0.50
Professional Services [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services																500,000
On August 6 2017 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets				100,000
Secured Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Face value of short term notes					$ 250,000									$ 300,000
Debt Instrument, Interest Rate, Stated Percentage					12.00%									16.66%
Debt Instrument, Term					180 days									120 days
Stock Issued During Period, Shares, New Issues														100,000
Notes Payable, Other Payables [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services											150,000
Stock Issued During Period, Shares, New Issues												1,400,000
Debt Instrument, Unamortized Discount											$ 86,000	$ 812,000						$ 86,000						$ 812,000
Interest Expense																								$ 228,460		$ 25,744
Notes Payable, Other Payables [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											$ 0.30	$ 0.95						$ 0.30						$ 0.95
Notes Payable, Other Payables [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											$ 0.22	0.30						$ 0.22						0.30
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 150,000
Stock Issued During Period, Shares, Other																						17,421,000			17,421,000
Stock Redeemed or Called During Period, Shares																						9,000,000			9,000,000
Stock Issued During Period, Shares, New Issues																				2,500,000	70,000					100,000			1,166,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																												4,681,058
Stock Issued During Period, Value, Conversion of Convertible Securities																												$ 4,681
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share												0.70												0.70
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share												$ 0.30												$ 0.30
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																						500,000			500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									500,000
Warrants issued to purchase of common stock																			1			1
Preferred Units, Issued																			15,000			15,000
Preferred units per shares																			$ 7			$ 7
Class of Warrant or Right, Outstanding																			1,500,000			1,500,000
Warrant [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Issued																			15,000			15,000
Three Year Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding																			714,300			714,300
26 Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance or Sale of Equity							$ 60,000
Officer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 8,750,000
Chief Executive Officer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 8,000,000